CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		11 Months Ended	12 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Feb. 05, 2009 Predecessor [Member]
Operating activities:
Net income (loss)	$ 146,171	$ 112,466	$ 174,015	$ 123,290	$ 30,311	$ 12,756
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	163,558	148,361	242,477	299,597	292,634	21,773
Amortization	24,890	36,423	63,466	72,381	71,572	4,969
Conservation amortization	62,921	56,084	58,875	107,646	90,109	7,592
Deferred income taxes and tax credits, net	52,657	43,278	244,216	33,318	(32,955)	(512)
Net unrealized (gain) loss on derivative instruments	(76,850)	(23,542)	(156,601)	45,043	50,495	3,867
Derivative contracts classified as financing activities due to merger	(47,423)	(123,951)	(524,397)	(182,710)	(371,621)	0
AFUDC - Equity	(14,485)	(12,033)	(4,108)	(32,431)	(12,677)	(69)
Pension funding	(11,400)	(5,000)	(18,400)	(5,000)	(12,000)	0
Regulatory assets	(61,856)	18,450	(5,276)	26,631	26,198	(1,668)
Regulatory liabilities	37,752	(3,203)	18,436	21,031	28,821	(126)
Other long-term assets	7,302	(23,919)	(17,963)	(59,094)	(50,009)	2,845
Other long-term liabilities	45,284	32,113	(12,536)	46,473	31,944	1,141
Change in certain current assets and liabilities:
Accounts receivable and unbilled revenue	174,353	169,838	91,515	(5,977)	7,261	(31,332)
Materials and supplies	(13,722)	6,416	808	8,154	(19,378)	(3,388)
Increase Decrease In Fuel And Gas Inventories	(31,138)	(28,880)	(16,786)	4,852	(3,591)	(7,605)
Income taxes	1,892	63,893	(133,773)	64,630	58,434	18,277
Increase Decrease In Purchased Gas Payable	23,671	18,716	38,984	31,932	(55,579)	1,711
Prepayments and other	(4,190)	(2,154)	5,745	605	(2,345)	(3,295)
Accounts payable	(86,438)	(51,557)	(85,073)	1,098	(26,396)	(40,203)
Taxes payable	(10,835)	(6,726)	4,949	9,222	4,203	(3,340)
Accrued expenses and other	6,621	10,632	(40,369)	43,921	10,094	59,172
Net cash provided by operating activities	545,857	741,367	1,010,570	1,010,328	865,949	57,775
Investing activities:
Construction expenditures – excluding equity AFUDC	(398,900)	(567,837)	(726,157)	(976,513)	(859,091)	(49,531)
Energy Efficiency Expenditures	(48,232)	(37,758)	(82,258)	(94,405)	(95,726)	(4,918)
Treasury grant payment received			0	0	28,675	0
Restricted cash	639	1,018	(945)	1,287	14,374	(10)
Other	(28,410)	1,525	26,284	(7,184)	6,001	959
Net cash used in investing activities	(474,903)	(603,052)	(783,076)	(1,076,815)	(905,767)	(53,500)
Financing activities:
Change in short-term debt and leases, net	9,211	(248,765)	38,807	(227,651)	141,941	(151,800)
Dividends paid	(88,444)	(116,691)	(121,179)	(117,441)	(104,311)	0
Long-term notes and bonds issued	1,314,000	1,087,000	400,211	1,382,000	1,025,000	250,000
Redemption of preferred stock			0	0	0	(1,889)
Redemption of bonds and notes	(1,273,000)	(744,000)	(158,000)	(769,000)	(675,000)	0
Derivative contracts classified as financing activities due to merger	(47,423)	(123,951)	(524,397)	(182,710)	(371,621)	0
Issuance cost of bonds and other	(6,400)	(5,593)	(16,372)	(18,033)	(18,161)	7,133
Net cash provided by (used in) financing activities	(92,056)	(152,000)	(380,930)	67,165	(2,152)	103,444
Net increase (decrease) in cash and cash equivalents	(21,102)	(13,685)	(153,436)	678	(41,970)	107,719
Cash and cash equivalents at beginning of period	37,235	36,557		36,557	78,527	38,526
Cash and cash equivalents at end of period	16,133	22,872	78,527	37,235	36,557	146,245
Supplemental cash flow information:
Cash payments for interest (net of capitalized interest)	170,262	152,789	247,247	280,847	278,926	1,239
Cash payments (refunds) for income taxes	$ (1,898)	$ (64,018)	$ (47,740)	$ (64,016)	$ (22,243)	$ 0